SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of effects of revised presentation

	Year Ended December 31, 2015
	As Previously Reported	Adjustments	As Reclassified
Cost and expenses:
Cost of products and other	$11,481,614	—	$11,481,614
Operating expenses (excluding depreciation and amortization expense as reflected below)	904,525	—	904,525
Depreciation and amortization expense	—	187,729	187,729
Cost of sales			12,573,868
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	180,310	—	180,310
Depreciation and amortization expense	197,417	(187,729)	9,688
Gain on sale of assets	(1,004)	—	(1,004)
Total cost and expenses	$12,762,862		$12,762,862

Useful lives of property, plant and equipment
Depreciation is computed using the straight-line method over the following estimated useful lives:

Process units and equipment	5-25 years
Pipeline and equipment	5-25 years
Buildings	25 years
Computers, furniture and fixtures	3-7 years
Leasehold improvements	20 years
Railcars	50 years
Property, plant and equipment consisted of the following:

	December 31, 2017	December 31, 2016
Land	$352,812	$352,607
Process units, pipelines and equipment	3,414,372	3,013,801
Buildings and leasehold improvements	51,915	50,711
Computers, furniture and fixtures	110,968	82,120
Construction in progress	172,270	307,659
	4,102,337	3,806,898
Less—Accumulated depreciation	(623,124)	(478,128)
	$3,479,213	$3,328,770